PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)	12 Months Ended
Dec. 31, 2022
Parliamentary Committee Of Inquiry
PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)

34.	PARLIAMENTARY COMMITTEE OF INQUIRY (‘CPI’)

On June 17, 2021, the Legislative Assembly of Minas Gerais has established a Parliamentary Committee of Inquiry (‘CPI’) to investigate management acts of CEMIG since 2019. The CPI was empowered to investigate the facts that were the basis for the request for its establishment, and by means of requirements, the CPI requested various information and documents related mainly to people management and procurement processes, which were fully met by the Company in compliance with the stipulated deadlines.

On February 18, 2022, the CPI approved its final report, to be submitted to the Public Attorneys’ Office of Minas Gerais State, and other public control bodies, for assessment of what further submissions of it should be made. So far there are not known to be any potential accusations that might take place by reason of the results indicated by the CPI.

The Company carries out regular internal audits; and based on the results identified to date, no material impacts on the financial statements for 2022, nor for prior fiscal year, have been identified.